Share-Based Compensation Plans - Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Time vesting option plans [Member]
Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price [Line Items]
Number of options Outstanding, Balance | shares	52,628	199,634
Weighted average exercise price Outstanding, Balance | $ / shares	$ 70.83	$ 38.76
Number of options, Expired		(144,938)
Number of options, Forfeited	(3,102)	(2,068)
Number of options Outstanding, Balance | shares	49,526	52,628
Weighted average exercise price Outstanding, Balance | $ / shares	$ 71.33	$ 70.83
Performance vesting option plans [Member]
Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price [Line Items]
Number of options Outstanding, Balance | shares	773,178	803,265
Weighted average exercise price Outstanding, Balance | $ / shares	$ 13.35	$ 13.38
Number of options, Exercised	(58,335)	(30,087)
Number of options, Forfeited	(15,684)
Number of options Outstanding, Balance | shares	699,159	773,178
Weighted average exercise price Outstanding, Balance | $ / shares	$ 13.28	$ 13.35